Financial assets, liabilities and financial result (excluding Orange Bank) - Hedging instrument reserves (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments	€ 542	€ 721	€ (686)
Reserve to be amortized for discontinued hedges	€ 418	€ 454	(486)
Other comprehensive income related to hedging instruments			(200)
Other subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments			(20)
IFRS Parent Company [Member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments			€ (666)